Fair Value of Assets and Liabilities - Changes in Level 3 Financial liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Opening balance	€ 87,142
Closing balance	92,693	€ 87,142
Level 3 [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance	1,242	1,525
Effect of changes in accounting policy	4
Realised gain/loss recognised in the statement of profit or loss during the period1,2	(58)	(67)
Issue of liabilities	587	500
Early repayment of liabilities	(106)	(421)
Maturity/settlement	(49)	(187)
Transfers into Level 3	131	16
Transfers out of Level 3	(844)	(120)
Exchange rate differences	0	(4)
Changes in the composition of the group and other changes	2
Closing balance	910	1,242
Level 3 [member] | Trading liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance	1,073	1,378
Realised gain/loss recognised in the statement of profit or loss during the period1,2	(67)	(105)
Issue of liabilities	42	485
Early repayment of liabilities	(87)	(399)
Maturity/settlement	(37)	(187)
Transfers into Level 3	39	16
Transfers out of Level 3	844	111
Exchange rate differences	0	(4)
Changes in the composition of the group and other changes	2
Closing balance	122	1,073
Level 3 [member] | Non-trading derivatives liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance	68	24
Effect of changes in accounting policy	4
Realised gain/loss recognised in the statement of profit or loss during the period1,2	8	44
Issue of liabilities		1
Early repayment of liabilities		(1)
Closing balance	80	68
Level 3 [member] | Financial liabilities designated as at fair value through profit and loss [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance	101	123
Realised gain/loss recognised in the statement of profit or loss during the period1,2	1	(6)
Issue of liabilities	545	14
Early repayment of liabilities	(20)	(21)
Maturity/settlement	(11)
Transfers into Level 3	92
Transfers out of Level 3		(9)
Exchange rate differences	0
Closing balance	€ 708	€ 101